EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
EARNINGS PER SHARE

11.   EARNINGS PER SHARE

Basic and diluted earnings per share is calculated based on the following:

	Year ended
	December 31
	2021	2020
Net income	$24,072	$23,719
Basic weighted average number of shares	143,138,694	126,730,500
Basic earnings per share	$0.17	$0.19

Effect of dilutive securities
Warrants	5,021,937	7,431,541
Stock options	1,133,009	1,752,315
RSUs	131,162	61,183
Diluted weighted average number of common shares	149,424,802	135,975,539
Diluted earnings per share	$0.16	$0.17

The following table lists the weighted average number of warrants, stock options and RSUs which were excluded from the computation of diluted earnings per share because the exercise prices plus the unamortized share-based compensation per share exceeded the average market value of the common shares during the years ending December 31, 2021 and 2020 of $5.12 and $4.67, respectively.

	Year ended
	December 31
	2021	2020
Warrants	—	—
Stock options	714,844	58,033
RSUs	46,251	—